Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Feb. 13, 2023	Sep. 30, 2021	Jul. 31, 2021	May 31, 2023	May 31, 2022	Mar. 31, 2023
Related Party Transaction [Line Items]
Number of shares to be sold	400,000
Warrants to purchase common shares, shares						71,100,000
Exercise price of share						$ 0.50
Private Warrant Exchange
Related Party Transaction [Line Items]
Number of shares to be sold				500,000
Exercise price of share				$ 1.00
Jordan G. Naydenov | Private Warrant Exchange
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares		1,300,000
Proceeds from issuance of common shares		$ 0.7
Jordan G. Naydenov | Private Warrant Exchange, Inducement Shares [Member]
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares		600,000
Jordan G. Naydenov | Private Warrant Exchange, Non-Inducement Shares [Member]
Related Party Transaction [Line Items]
Warrants to purchase common shares, shares		600,000
Cyrus Arman | Private Warrant Exchange
Related Party Transaction [Line Items]
Number of shares to be sold	400,000
Number of shares per unit	1
Warrants to purchase common shares, shares	1
Number of shares per warrant	1
Exercise price of share	$ 0.50
Proceeds from issuance of common shares	$ 0.1
Immediate Family Member of Management or Principal Owner [Member]
Related Party Transaction [Line Items]
Related party transactions, amount			$ 0.1	$ 0.2	$ 1.7